UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					WASHINGTON, D.C. 20549


						FORM N-CSR

		CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
					INVESTMENT COMPANIES

			Investment Company Act file number 811-4229

					Churchill Cash Reserves Trust
			(Exact name of Registrant as specified in charter)

					   380 Madison Avenue
					New York, New York 10017
			(Address of principal executive offices)  (Zip code)

					  Joseph P. DiMaggio
					  380 Madison Avenue
					New York, New York 10017
				(Name and address of agent for service)

		Registrant's telephone number, including area code:	(212) 697-6666


				Date of fiscal year end:	9/30

				Date of reporting period:	3/31/04

						FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS.

						SEMI-ANNUAL
                                     REPORT

                                 MARCH 31, 2004



                          CHURCHILL CASH RESERVES TRUST

CHURCHILL CASH RESERVES TRUST
STATEMENT OF NET ASSETS
MARCH 31, 2004 (unaudited)


Cash and Net Assets -100.0%                                             $1,002
Applicable to 1,002 shares outstanding (unlimited
      number of $0.01 par value shares authorized)
Net Asset Value Per Share                                                $1.00


                See accompanying notes to financial statements.

 CHURCHILL CASH RESERVES TRUST
 STATEMENT OF OPERATIONS
 FOR THE SIX MONTHS ENDED MARCH 31, 2004 (unaudited)

                  The Trust had no operations during the period.




                  See accompanying notes to financial statements.

                          CHURCHILL CASH RESERVES TRUST
                       STATEMENTS OF CHANGES IN NET ASSETS


                                   Six Months
                                Ended Year Ended
                          March 31, 2004 September 30,
                                (unaudited) 2003

The Trust had no operations during the periods shown.
NET ASSETS:
Beginning of Period      $ 1,002                       $ 1,002
End of period            $ 1,002                       $ 1,002

                 See accompanying notes to financial statements.

      	              CHURCHILL CASH RESERVES TRUST
                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)



Note A - Churchill Cash Reserves Trust (the "Trust"), a diversified, open-end investment company, was organized on January 4, 1985, as a Massachusetts business trust and is authorized to issue an unlimited number of shares. The Trust commenced operations on July 9, 1985.
The Trust ceased operations on January 25, 2001 inasmuch as all shares outstanding, except for 1,002 shares owned by Aquila
Management Corporation (now Aquila Investment Management LLC), had been redeemed by shareholders. Although the Trust is not conducting a public offering of its shares, it will continue to exist as a Massachusetts business trust and maintain its registration as an investment company. Effective January 1, 2004, Aquila Management Corporation, founder of the Trust, assigned its Advisory and Administration Agreement to its wholly-owned subsidiary, Aquila Investment Management LLC, which will continue the management of the Trust. The transfer was made for reasons of corporate and tax planning and will have no effect on the management of the Trust or the fees paid once, and if, the Trust again commences operations. Administrative expenses incurred in connection herewith, have been assumed by Aquila Investment Management LLC.

Note B - Since inception, the Trust has qualified as a regulated Investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Trust made distributions of income and security profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

                         CHURCHILL CASH RESERVES TRUST
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



                                           Six Months
                                             Ended
                                           March 31,                         Year Ended September 30,
                                              2004          2003      2002        2001          2000         1999
                                             (unaudited)
Net Asset Value,
 Beginning of Period                         $1.0000      $1.0000    $1.0000     $1.0000       $1.0000      $1.0000
Income from Investment
 Operations:
Net investment income                           -            -          -         0.0191        0.0561       0.0469
Less Distributions:
Dividends from net                              -            -          -        (0.0191)
 Investment income                                                                             (0.0561)     (0.0469)
Net Asset Value,
 End of Period             $1.0000      $1.0000     $1.0000    $1.0000       $1.0000      $1.0000

Total Return                                    -            -          -         1.92%         5.75%        4.79%

Ratios/Supplemental Data
Net Assets, End of Period
($ thousands)              $1.00           $1.00         $1.00           $1.00         $69,143      $76,356

Ratio of Expenses to Average                    -            -          -         0.61%         0.60%        0.60%
   Net Assets
Ratio of Net Investment Income to
   Average Net Assets                           -            -          -         5.88%         5.58%        4.70%

The expense and net investment income ratios without the effect of the Manager's voluntary waiver of a portion of fees were:

Ratio of Expenses to Average                    -            -          -         0.74%         0.69%        0.66%
  Net Assets
Ratio of Net Investment Income to
   Average Net Assets                           -            -          -         5.75%         5.49%        4.65%


Note: Banc One Investment Advisors Corporation served as the Trust's Investment
     Adviser until June 5, 1998, when, pursuant to new management arrangements, it was appointed as the Trust's Investment Sub-Adviser. On January 28, 2001, Banc One Investment Advisors Corporation resigned as the Trust's Sub-Adviser.




                See accompanying notes to financial statements.




ITEM 2.  CODE OF ETHICS.

		Not applicable

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.
		Not applicable

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.
		Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
		Not applicable.

ITEM 6.  [RESERVED]

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

   		Not applicable.

ITEM 8. [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the fling of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS.

 (a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

CHURCHILL CASH RESERVES TRUST

By:  /s/  Lacy B. Herrmann
---------------------------------
Chairman of the Board and President
June 7, 2004

By:  /s/  Diana P. Herrmann
---------------------------------
Senior Vice President
June 7, 2004


By:  /s/  Joseph P. DiMaggio
-----------------------------------
Chief Financial Officer and Treasurer
June 7, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/  Lacy B. Herrmann
---------------------------------
Lacy B. Herrmann
Chairman of the Board and President
June 7, 2004

By:  /s/  Diana P. Herrmann
---------------------------------
Diana P. Herrmann
Senior Vice President
June 7, 2004

By:  /s/  Joseph P. DiMaggio
-----------------------------------
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
June 7, 2004



CHURCHILL CASH RESERVES TRUST

EXHIBIT INDEX

(a) (2)	Certifications of principal executive officer
and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.